SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Inventory) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Finished goods	$ 515,077	$ 305,550	$ 47,462
Work in process	47,233	35,286
Raw materials	91,818	105,739	112,010
Total inventory	$ 654,128	$ 446,575	$ 159,472